OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2013
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2012 through June 30, 2012


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                  Pioneer Cash
                                  Reserves Fund
--------------------------------------------------------------------------------
                           Semiannual Report | June 30, 2012
--------------------------------------------------------------------------------

                           Ticker Symbols:

                           Class A  PMTXX
                           Class B  PBTXX
                           Class C  PSVXX
                           Class R  PCHXX
                           Class Y  PRYXX

                           [LOGO] PIONEER
                                  Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             7

Performance Update                                                            8

Comparing Ongoing Fund Expenses                                              10

Schedule of Investments                                                      12

Financial Statements                                                         16

Notes to Financial Statements                                                25

Trustees, Officers and Service Providers                                     31

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 1

President's Letter

Dear Shareowner,

The U.S. economy showed signs of an economic slowdown in the second quarter, reflecting higher savings by consumers and reduced spending by corporations, in large part due to concerns about both the U.S. outlook and the deteriorating situation in Europe. Some 40% - 45% of U.S. corporate earnings come from overseas, with a large portion of that from Europe. While large U.S. corporations generally remain in excellent financial health - cash, borrowing capacity, and margins are all strong - they are holding back on hiring and investments due to concerns about Europe, China, and U.S. regulations, fiscal policies, taxes, and politics. Many investors share those concerns, and are maintaining a cautious approach to the markets.

Despite this tough backdrop, the markets had a surprisingly strong first half of 2012. The Standard & Poor's 500 Index returned 9.5% over the six months ended June 30, 2012. In the U.S. bond markets, interest rates generally declined, with riskier sectors faring the best. The broad bond market, as measured by the Barclays Capital Aggregate Bond Index, returned 2.4% during the same six-month period, while the high-yield bond market, as measured by the Bank of America Merrill Lynch High Yield Master II Index, returned 7.1%.

Given the major macroeconomic and political issues facing the markets in the second half of the year, we certainly expect continuing volatility. But we also see some positive economic data that give us hope for better news in the second half of 2012. While the unemployment rate remains unacceptably high at over 8%, employment and incomes continue to trend upward. Lower oil prices have acted like an effective tax cut for consumers. Home construction, sales, and refinancings have increased, and auto sales are holding up as well.

At Pioneer, we have long advocated the benefits of staying diversified* and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

* Diversification does not assure a profit or protect against loss in a declining market.

2 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

Pioneer's investment professionals focus on finding good opportunities in both equity and bond markets using the same disciplined investment approach we have used since 1928. Our strategy is to identify undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                      Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 3

Portfolio Management Discussion | 6/30/12

Money market yields remained at historically low levels throughout the first half of 2012, as the U.S. Federal Reserve (the Fed) kept short-term interest rates low in an effort to prod a sluggish economy. In the following discussion, Seth Roman reviews the factors that affected the performance of Pioneer Cash Reserves Fund during the six months ended June 30, 2012. Mr. Roman, vice president and portfolio manager at Pioneer, is responsible for the daily management of the Fund.

Q   How did the Fund perform during the six months ended June 30, 2012?

A Pioneer Cash Reserves Fund Class A shares returned 0.00% at net asset value during the six months ended June 30, 2012. During the same period, the average return of the 250 mutual funds in Lipper's Money Market Fund category was 0.01%. On June 30, 2012, the 7-day standardized SEC yield of the Fund's Class A shares was 0.01%.

Q How would you describe the investment environment during the six months ended June 30, 2012?

A Uncertainties abounded throughout the market during the six-month period. Economic growth in the United States appeared to weaken as the period progressed, with economic data in June suggesting more sluggish growth than what had seemed possible back in January when the economy was showing signs of an upswing. Meanwhile, investors' worries about the sovereign-debt problems in Europe, and their potential secondary effects on the European banking system as well as the global economy, periodically resurfaced throughout the six-month period. At the same time, the Moody's rating service began lowering the credit ratings of some major U.S. banks, and the financial sector generally worried about new regulations coming out of Washington that could restrict some business activities.

    The Fed, meanwhile, kept key short-term interest rates at very low levels during the period, and also signaled that it was contemplating no change in its low-rate posture, at least into 2014. The Fed, carefully watching new economic reports, also implied that it might take further steps to encour-age lending activity and economic growth, especially if evidence emerged of the greater danger that the economy might fall into a 1930s-type of deflationary spiral.

4 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

Q Given that environment, what was your investment approach for the Fund during the six months ended June 30, 2012?

A In view of the prevailing economic environment, we took a highly conservative posture in our investment approach for the portfolio throughout the six months ended June 30, 2012, believing that there were enough uncertainties in the market to warrant a cautious approach. This meant that we focused on having the Fund own very high-quality securities that were highly liquid, or easily tradable, and that had very short maturities. We believed there was very little opportunity in the market that would justify us taking on either more credit risk, or more interest-rate risk in the portfolio.

    In maintaining a cautious investment approach, we focused mainly on purchasing very short-maturity securities issued by the U.S. Treasury, secure municipal debt instruments, and repurchase agreements collateralized by either Treasuries, or government agency mortgages. Although some distressed municipalities have been in the news of late, with three California communities recently filing for bankruptcy protection, we think the overall municipal bond sector has strengthened its finances, and during the period we found good value in municipal securities issued by high-quality universities, municipalities, and other institutions. We also found benefit, and potentially higher yields, by investing the Fund in floating-rate securities that offered no interest-rate risk and good earnings potential. We generally avoided giving the portfolio exposure to Europe's debt problems, although the Fund did occasionally hold some overnight issues backed by German banks--issues that had little exposure to problems in the peripheral European economies.

    At the end of the six-month period, approximately 36% of the Fund's net assets were invested in U.S. Treasuries and other U.S. government-related securities; 32% were held in municipal securities; 30% in repurchase agreements; and about 2% were held in certificates of deposit. The average maturity of the Fund's assets as of June 30, 2012, was about 11 days.

Q   What is your investment outlook?

A We think it makes sense to maintain a highly conservative posture at the present time, given the many uncertainties in the market. The situation in Europe remains in doubt, with problems in Spain and Italy now capturing more attention. In the United States, we still face a political stalemate over important questions about the national debt and tax policy, and we do not believe it likely that we'll see any resolution to the gridlock before the November elections. Possible new U.S. government regulations on money market funds have also added to the uncertain environment.

                      Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 5

    Given all the factors currently at play, we intend to maintain a cautious approach when investing the Fund's assets. We intend to continue purchas-ing very high-quality securities with short maturities, with a focus on protecting shareholders' capital always a top priority.

Please refer to the Schedule of Investments on pages 12-15 for a full listing of Fund securities.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation or any other government agency.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These opinions should not be relied upon for any other purposes.

6 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

Portfolio Summary | 6/30/12

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Securities                     36.3%
Municipal Bonds                                32.1%
Repurchase Agreements                          30.0%
Certificates of Deposit                         1.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1.   U.S. Treasury Bills, 0.0%, 7/26/12                                                      11.12%
----------------------------------------------------------------------------------------------------
 2.   U.S. Treasury Bills, 0.0%, 7/12/12                                                       8.55
----------------------------------------------------------------------------------------------------
 3.   U.S. Treasury Bills, 0.0%, 8/2/12                                                        8.55
----------------------------------------------------------------------------------------------------
 4.   Lower Neches Valley Authority Industrial Development Corp., Floating Rate Note, 11/1/38  6.72
----------------------------------------------------------------------------------------------------
 5.   U.S. Treasury Bills, 0.0%, 9/20/12                                                       5.13
----------------------------------------------------------------------------------------------------
 6.   University of Texas System, Floating Rate Note, 8/1/34                                   4.72
----------------------------------------------------------------------------------------------------
 7.   Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41           4.49
----------------------------------------------------------------------------------------------------
 8.   City of Minneapolis Minnesota, Floating Rate Note, 11/15/35                              3.69
----------------------------------------------------------------------------------------------------
 9.   Federal National Mortgage Association, Floating Rate Note, 9/13/12                       3.23
----------------------------------------------------------------------------------------------------
10.   Oregon State Facilities Authority, Floating Rate Note, 8/1/34                            3.11
----------------------------------------------------------------------------------------------------

* The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                      Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 7

Performance Update | 6/30/12

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Class                          6/30/12                    12/31/11
--------------------------------------------------------------------------------
         A                            $1.00                      $1.00
--------------------------------------------------------------------------------
         B                            $1.00                      $1.00
--------------------------------------------------------------------------------
         C                            $1.00                      $1.00
--------------------------------------------------------------------------------
         R                            $1.00                      $1.00
--------------------------------------------------------------------------------
         Y                            $1.00                      $1.00
--------------------------------------------------------------------------------

Distributions per Share: 1/1/12-6/30/12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     Net Investment         Short-Term           Long-Term
       Class             Income            Capital Gains        Capital Gains
--------------------------------------------------------------------------------
         A               $0.0001               $ --                 $ --
--------------------------------------------------------------------------------
         B               $0.0001               $ --                 $ --
--------------------------------------------------------------------------------
         C               $0.0001               $ --                 $ --
--------------------------------------------------------------------------------
         R               $0.0001               $ --                 $ --
--------------------------------------------------------------------------------
         Y               $0.0001               $ --                 $ --
--------------------------------------------------------------------------------

Yields*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Class                    7-Day Annualized              7-Day Effective**
--------------------------------------------------------------------------------
         A                             0.01%                        0.01%
--------------------------------------------------------------------------------
         B                             0.01%                        0.01%
--------------------------------------------------------------------------------
         C                             0.01%                        0.01%
--------------------------------------------------------------------------------
         R                             0.01%                        0.01%
--------------------------------------------------------------------------------
         Y                             0.01%                        0.01%
--------------------------------------------------------------------------------

* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B shares (maximum 4%) and Class C shares (maximum 1%). Please contact Pioneer to obtain the Fund's current 7-day yields.

**  Assumes daily compounding of dividends.

8 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

Expense Ratio (Per prospectus dated May 1, 2012)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            Class                                         Gross
--------------------------------------------------------------------------------
              A                                           0.85%
--------------------------------------------------------------------------------
              B                                           1.91%
--------------------------------------------------------------------------------
              C                                           1.68%
--------------------------------------------------------------------------------
              R                                           1.30%
--------------------------------------------------------------------------------
              Y                                           0.53%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                      Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 9

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses.You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on actual returns from January 1, 2012 through June 30, 2012.

---------------------------------------------------------------------------------------------------
 Share Class                     A              B             C              R             Y
---------------------------------------------------------------------------------------------------
 Beginning Account           $1,000.00      $1,000.00     $1,000.00      $1,000.00     $1,000.00
 Value on 1/1/12
---------------------------------------------------------------------------------------------------
 Ending Account              $1,000.00      $1,000.00     $1,000.00      $1,000.00     $1,000.00
 Value on 6/30/12
---------------------------------------------------------------------------------------------------
 Expenses Paid                   $0.60          $0.50         $0.50          $0.60         $0.60
 During Period*
---------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.12%, 0.10%, 0.10%, 0.12% and 0.12% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

10 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2012 through June 30, 2012.

---------------------------------------------------------------------------------------------------
 Share Class                     A              B             C              R             Y
---------------------------------------------------------------------------------------------------
 Beginning Account           $1,000.00      $1,000.00     $1,000.00      $1,000.00     $1,000.00
 Value on 1/1/12
---------------------------------------------------------------------------------------------------
 Ending Account              $1,024.27      $1,024.37     $1,024.37      $1,024.27     $1,024.27
 Value on 6/30/12
---------------------------------------------------------------------------------------------------
 Expenses Paid                   $0.60          $0.50         $0.50          $0.60         $0.60
 During Period*
---------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.12%, 0.10%, 0.10%, 0.12% and 0.12% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 11

Schedule of Investments | 6/30/12 (unaudited)

-------------------------------------------------------------------------------------------------------------
 Principal        Floating        S&P/Moody's
 Amount ($)       Rate(b)         Ratings                                                        Value
-------------------------------------------------------------------------------------------------------------
                                             U.S. GOVERNMENT AND AGENCY
                                             OBLIGATIONS -- 34.5%
  2,400,000         0.29            AA+/Aaa  Federal Home Loan Banks, Floating
                                             Rate Note, 2/25/13                                  $  2,401,919
  5,360,000         0.27            AA+/Aaa  Federal Home Loan Banks, Floating
                                             Rate Note, 3/13/13                                     5,361,500
  1,830,000         0.14             AA+/NR  Federal Home Loan Banks, Floating
                                             Rate Note, 4/12/13                                     1,829,714
  4,550,000         0.27            AA+/Aaa  Federal Home Loan Banks, Floating
                                             Rate Note, 5/2/13                                      4,549,217
  2,000,000         0.14            AA+/Aaa  Federal Home Loan Banks, Floating
                                             Rate Note, 7/18/12                                     2,000,000
  4,750,000         0.22            AA+/Aaa  Federal Home Loan Banks, Floating
                                             Rate Note, 7/2/12                                      4,749,995
  4,200,000         0.26            AA+/Aaa  Federal Home Loan Banks, Floating
                                             Rate Note, 7/22/13                                     4,200,444
  3,100,000         0.22            AA+/Aaa  Federal Home Loan Banks, Floating
                                             Rate Note, 7/24/12                                     3,100,108
  4,000,000         0.34            AA+/Aaa  Federal Home Loan Mortgage Corp.,
                                             Floating Rate Note, 1/10/13                            4,003,678
  8,970,000         0.29            AA+/Aaa  Federal National Mortgage Association,
                                             Floating Rate Note, 11/23/12                           8,975,099
  1,000,000         0.29            AA+/Aaa  Federal National Mortgage Association,
                                             Floating Rate Note, 12/3/12                            1,000,682
  2,360,000         0.26            AA+/Aaa  Federal National Mortgage Association,
                                             Floating Rate Note, 3/14/13                            2,360,818
  9,450,000         0.32            AA+/Aaa  Federal National Mortgage Association,
                                             Floating Rate Note, 9/13/12                            9,453,184
 25,000,000                           NR/NR  U.S. Treasury Bills, 0.0%, 7/12/12                    24,999,772
 32,500,000                           NR/NR  U.S. Treasury Bills, 0.0%, 7/26/12                    32,498,859
 25,000,000                         AA+/Aaa  U.S. Treasury Bills, 0.0%, 8/2/12                     24,998,978
 15,000,000                           NR/NR  U.S. Treasury Bills, 0.0%, 9/20/12                    14,997,114
-------------------------------------------------------------------------------------------------------------
                                             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                                             (Cost $151,481,081)                                 $151,481,081
-------------------------------------------------------------------------------------------------------------
                                             MUNICIPAL BONDS -- 30.6%
                                             Municipal Development -- 8.2%
 19,650,000         0.14            AAA/Aaa  Lower Neches Valley Authority Industrial
                                             Development Corp., Floating Rate
                                             Note, 11/1/38                                       $ 19,650,000
  1,900,000         0.15             AA/Aa1  Mississippi Business Finance Corp.,
                                             Floating Rate Note, 11/1/35                            1,900,000
  8,000,000         0.16             NR/Aa1  Mississippi Business Finance Corp.,
                                             Floating Rate Note, 12/1/30                            8,000,000
  2,180,000         0.15             NR/Aa1  Mississippi Business Finance Corp.,
                                             Floating Rate Note, 12/1/30                            2,180,000
  4,000,000         0.15             NR/Aa1  Mississippi Business Finance Corp.,
                                             Floating Rate Note, 12/1/30                            4,000,000
                                                                                                 ------------
                                                                                                 $ 35,730,000
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

12 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

-------------------------------------------------------------------------------------------------------------
 Principal        Floating        S&P/Moody's
 Amount ($)       Rate(b)         Ratings                                                        Value
-------------------------------------------------------------------------------------------------------------
                                             Municipal Education -- 0.7%
  3,235,000         0.26              A+/NR  Illinois Finance Authority, Floating
                                             Rate Note, 9/1/41                                   $  3,235,000
-------------------------------------------------------------------------------------------------------------
                                             Municipal Higher Education -- 8.8%
  8,600,000         0.10            AAA/Aaa  Connecticut State Health & Educational
                                             Facility Authority, Floating Rate
                                             Note, 7/1/36                                        $  8,600,000
  4,290,000         0.17            AAA/Aa1  District of Columbia, Floating Rate
                                             Note, 4/1/41                                           4,290,000
  5,525,000         0.12             AA/Aa2  Maryland Health & Higher Educational
                                             Facilities Authority, Floating Rate
                                             Note, 7/1/36                                           5,525,000
  1,400,000         0.16            AAA/Aaa  Missouri State Health & Educational
                                             Facilities Authority, Floating Rate
                                             Note, 3/1/40                                           1,400,000
  1,135,000         0.15            AAA/Aa1  Syracuse Industrial Development
                                             Agency, Floating Rate Note, 12/1/35                    1,135,000
 13,800,000         0.10            AAA/Aaa  University of Texas System, Floating
                                             Rate Note, 8/1/34                                     13,800,000
  4,000,000         0.13            AAA/Aa1  Wisconsin Health & Educational
                                             Facilities Authority, Floating Rate
                                             Note, 12/1/33                                          4,000,000
                                                                                                 ------------
                                                                                                 $ 38,750,000
-------------------------------------------------------------------------------------------------------------
                                             Municipal Medical -- 12.5%
 10,790,000         0.17             NR/Aa3  City of Minneapolis Minnesota, Floating
                                             Rate Note, 11/15/35                                 $ 10,790,000
 13,125,000         0.16              AA/NR  Harris County Health Facilities
                                             Development Corp., Floating Rate
                                             Note, 12/1/41                                         13,125,000
  5,540,000         0.16              AA/NR  Harris County Health Facilities
                                             Development Corp., Floating Rate
                                             Note, 12/1/41                                          5,540,000
  7,090,000         0.17            AAA/Aaa  Loudoun County Industrial
                                             Development Authority, Floating Rate
                                             Note, 2/15/38                                          7,090,000
  3,025,000         0.13            AAA/Aaa  Loudoun County Industrial
                                             Development Authority, Floating Rate
                                             Note, 2/15/38                                          3,025,000
  4,325,000         0.15             NR/Aa2  North Carolina Medical Care
                                             Commission, Floating Rate Note, 6/1/15                 4,325,000
  9,100,000         0.13             AAA/NR  Oregon State Facilities Authority, Floating
                                             Rate Note, 8/1/34                                      9,100,000
  2,000,000         0.16            AA+/Aa2  University of Michigan, Floating Rate
                                             Note, 12/1/37                                          2,000,000
                                                                                                 ------------
                                                                                                 $ 54,995,000
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 13

-------------------------------------------------------------------------------------------------------------
 Principal        Floating        S&P/Moody's
 Amount ($)       Rate(b)         Ratings                                                        Value
-------------------------------------------------------------------------------------------------------------
                                             Municipal Obligation -- 0.4%
  1,485,000         0.18             AA+/NR  State of Washington, Floating Rate
                                             Note, 7/1/13                                        $  1,485,000
-------------------------------------------------------------------------------------------------------------
                                             TOTAL MUNICIPAL BONDS
                                             (Cost $134,195,000)                                 $134,195,000
-------------------------------------------------------------------------------------------------------------
                                             TEMPORARY CASH INVESTMENTS -- 30.0%
                                             Certificates of Deposit -- 1.5%
  4,800,000         0.55            AA-/Aa3  Royal Bank of Canada New York NY,
                                             Floating Rate Note, 9/10/12                         $  4,799,611
  1,750,000         0.49            AA-/Aaa  Toronto-Dominion Bank New York,
                                             Floating Rate Note, 10/19/12                           1,750,000
                                                                                                 ------------
                                                                                                 $  6,549,611
-------------------------------------------------------------------------------------------------------------
                                             Repurchase Agreements -- 28.5%
 20,000,000                           NR/NR  Scotia Capital, 0.15%, dated 6/29/12,
                                             repurchase price of $20,000,000
                                             plus accrued interest on 7/2/12
                                             collateralized by $20,400,261 U.S.
                                             Treasury Notes, 0.625%, 7/15/14                     $ 20,000,000
 32,820,000                          NR/Aaa  Deutsche Bank AG, 0.2%, dated 6/29/12,
                                             repurchase price of $32,820,000
                                             plus accrued interest on 7/2/12
                                             collateralized by the following:
                                                $1,003,223 U.S. Treasury Bond,
                                                  2.0-3.375%, 11/15/26-4/15/32
                                                $32,473,177 U.S. Treasury Strip,
                                                  0.0-2.625%, 8/5/12-2/15/42                       32,820,000
 13,370,000                          NR/Aaa  JPMorgan, Inc., 0.18%, dated 6/29/12,
                                             repurchase price of $13,370,000
                                             plus accrued interest on 7/2/12
                                             collateralized by $13,637,608 Federal
                                             National Mortgage Association (ARM),
                                             1.755-5.97%, 3/1/34-1/1/42                            13,370,000
 28,020,000                          NR/Aaa  RBC Capital Markets, Inc., 0.14%,
                                             dated 6/29/12, repurchase price of
                                             $28,020,000 plus accrued interest
                                             on 7/2/12 collateralized by
                                             $28,580,400 Government National
                                             Mortgage Association II,
                                             3.5%, 6/20/42                                         28,020,000
 31,070,000                          NR/Aaa  TD Securities, Inc., 0.14%, dated
                                             6/29/12, repurchase price of
                                             $31,070,000 plus accrued interest
                                             on 7/2/12 collateralized by
                                             $31,691,418 U.S. Treasury Notes,
                                             2.625%, 7/31/14                                       31,070,000
                                                                                                 ------------
                                                                                                 $125,280,000
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

14 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

-------------------------------------------------------------------------------------------------------------

                                                                                                 Value
-------------------------------------------------------------------------------------------------------------
                                             TOTAL TEMPORARY CASH INVESTMENTS
                                             (Cost $131,829,611)                                 $131,829,611
-------------------------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENT IN SECURITIES -- 95.1%
                                             (Cost $417,505,692) (a)                             $417,505,692
-------------------------------------------------------------------------------------------------------------
                                             OTHER ASSETS & LIABILITIES -- 4.9%                  $ 21,352,752
=============================================================================================================
                                             TOTAL NET ASSETS -- 100.0%                          $438,858,444
=============================================================================================================

NR  Not rated by either S&P or Moody's.

(a) At June 30, 2012, cost for federal income tax purposes was $417,505,692.

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2012 aggregated $938,358,273 and $979,842,530, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund's assets:

---------------------------------------------------------------------------------------------------
                                         Level 1         Level 2         Level 3        Total
---------------------------------------------------------------------------------------------------
 U.S. Government Agency Obligations        $--        $151,481,081         $--       $151,481,081
 Municipal Bonds                            --         134,195,000          --        134,195,000
 Certificates of Deposit                    --           6,549,611          --          6,549,611
 Repurchase Agreements                      --         125,280,000          --        125,280,000
---------------------------------------------------------------------------------------------------
 Total                                     $--        $417,505,692         $--       $417,505,692
===================================================================================================

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 15

Statement of Assets and Liabilities | 6/30/12 (unaudited)

ASSETS:
  Investment in securities (cost $292,225,692)                               $292,225,692
  Repurchase agreements (cost $125,280,000)                                   125,280,000
-----------------------------------------------------------------------------------------
  Total investment in securities (cost $417,505,692)                         $417,505,692
  Cash                                                                         20,125,822
  Receivables --
     Fund shares sold                                                           1,969,997
     Interest                                                                      47,734
     Due from Pioneer Investment Management, Inc.                                 397,361
  Other                                                                            85,815
-----------------------------------------------------------------------------------------
          Total assets                                                       $440,132,421
=========================================================================================
LIABILITIES:
   Payables --
      Fund shares repurchased                                                $    958,486
      Dividends                                                                     7,006
   Due to affiliates                                                              251,508
   Accrued expenses                                                                56,977
-----------------------------------------------------------------------------------------
          Total liabilities                                                  $  1,273,977
=========================================================================================
NET ASSETS:
   Paid-in capital                                                           $439,026,640
   Undistributed net investment income                                             17,230
   Accumulated net realized loss on investments                                  (185,426)
-----------------------------------------------------------------------------------------
          Total net assets                                                   $438,858,444
=========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class A (based on $289,954,334/290,120,745 shares)                        $       1.00
   Class B (based on $14,006,648/13,985,929 shares)                          $       1.00
   Class C (based on $63,940,571/63,945,332 shares)                          $       1.00
   Class R (based on $11,688,461/11,691,385 shares)                          $       1.00
   Class Y (based on $59,268,430/59,285,036 shares)                          $       1.00
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

Statement of Operations (unaudited)

For the Six Months Ended 6/30/12

INVESTMENT INCOME:
  Interest                                                   $297,940
-----------------------------------------------------------------------------------------
        Total investment income                                              $    297,940
=========================================================================================
EXPENSES:
  Management fees                                            $842,002
  Transfer agent fees and expenses
     Class A                                                  336,673
     Class B                                                   29,680
     Class C                                                   30,586
     Class R                                                    6,097
     Class Y                                                      280
  Distribution fees
     Class A                                                  209,880
     Class B                                                   70,979
     Class C                                                  212,672
     Class R                                                   28,844
  Shareholder communications expense                          152,196
  Administrative reimbursement                                 60,392
  Custodian fees                                               16,086
  Registration fees                                            67,641
  Professional fees                                            39,549
  Printing expense                                             15,195
  Fees and expenses of nonaffiliated Trustees                   5,646
  Miscellaneous                                                14,927
-----------------------------------------------------------------------------------------
        Total expenses                                                       $  2,139,325
        Less fees waived and expenses reimbursed
           by Pioneer Investment Management, Inc.                              (1,885,502)
-----------------------------------------------------------------------------------------
  Net expenses                                                               $    253,823
-----------------------------------------------------------------------------------------
     Net investment income                                                   $     44,117
-----------------------------------------------------------------------------------------
REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                           $      1,525
-----------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                       $     45,642
=========================================================================================

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 17

Statement of Changes in Net Assets

                                                                 Six Months
                                                                 Ended
                                                                 6/30/12            Year Ended
                                                                 (Unaudited)        12/31/11
FROM OPERATIONS:
Net investment income                                            $      44,117      $        58,818
Net realized gain on investments                                         1,525               16,185
---------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         $      45,642      $        75,003
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.0001 and $0.0001 per share, respectively)        $     (13,967)     $       (41,790)
    Class B ($0.0001 and $0.0001 per share, respectively)                 (705)              (2,008)
    Class C ($0.0001 and $0.0001 per share, respectively)               (2,137)              (5,310)
    Class R ($0.0001 and $0.0001 per share, respectively)                 (567)                (951)
    Class Y ($0.0001 and $0.0001 per share, respectively)               (3,596)              (8,264)
---------------------------------------------------------------------------------------------------
       Total distributions to shareowners                        $     (20,972)     $       (58,323)
---------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                     $ 214,425,203      $ 1,040,742,555
Reinvestment of distributions                                           17,488               43,915
Cost of shares repurchased                                        (247,322,695)      (1,150,099,934)
---------------------------------------------------------------------------------------------------
    Net decrease in net assets resulting from Fund
       share transactions                                        $ (32,880,004)     $  (109,313,464)
---------------------------------------------------------------------------------------------------
    Net decrease in net assets                                   $ (32,855,334)     $  (109,296,784)
NET ASSETS:
Beginning of period                                                471,713,778          581,010,562
---------------------------------------------------------------------------------------------------
End of period                                                    $ 438,858,444      $   471,713,778
===================================================================================================
Undistributed (distributions in excess of) net
    investment income                                            $      17,230      $        (5,915)
===================================================================================================

The accompanying notes are an integral part of these financial statements.

18 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

-----------------------------------------------------------------------------------------------
                                  '12 Shares       '12 Amount
                                  (Unaudited)      (Unaudited)     '11 Shares      '11 Amount
-----------------------------------------------------------------------------------------------
CLASS A
Shares sold                       134,278,499    $ 134,276,981     685,132,131    $ 685,034,227
Reinvestment of distributions          13,967           13,967          35,215           35,165
Less shares repurchased          (141,132,128)    (141,132,129)   (843,083,384)    (843,083,386)
-----------------------------------------------------------------------------------------------
    Net decrease                   (6,839,662)   $  (6,841,181)   (157,916,038)   $(158,013,994)
===============================================================================================
CLASS B
Shares sold or exchanged            4,511,702    $   4,511,702      19,271,644    $  19,266,085
Reinvestment of distributions             705              705           1,666            1,665
Less shares repurchased            (6,902,504)      (6,902,505)    (24,063,698)     (24,063,701)
-----------------------------------------------------------------------------------------------
    Net decrease                   (2,390,097)   $  (2,390,098)     (4,790,388)   $  (4,795,951)
===============================================================================================
CLASS C
Shares sold                        44,740,300    $  44,740,300      90,681,303    $  90,667,821
Reinvestment of distributions           2,137            2,137           4,712            4,711
Less shares repurchased           (22,222,138)     (22,222,138)    (88,457,756)     (88,457,757)
-----------------------------------------------------------------------------------------------
    Net increase                   22,520,299    $  22,520,299       2,228,259    $   2,214,775
===============================================================================================
CLASS R
Shares sold                        24,612,094    $  24,612,094      46,837,270    $  46,833,905
Reinvestment of distributions             537              537             893              893
Less shares repurchased           (23,716,214)     (23,716,214)    (42,311,814)     (42,311,814)
-----------------------------------------------------------------------------------------------
    Net increase                      896,417    $     896,417       4,526,349    $   4,522,984
===============================================================================================
CLASS Y
Shares sold                         6,284,126    $   6,284,126     198,975,102    $ 198,940,517
Reinvestment of distributions             142              142           1,480            1,481
Less shares repurchased           (53,349,709)     (53,349,709)   (152,183,276)    (152,183,276)
-----------------------------------------------------------------------------------------------
    Net increase (decrease)       (47,065,441)   $ (47,065,441)     46,793,306    $  46,758,722
===============================================================================================

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 19

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended         Year          Year          Year          Year       Year
                                                        6/30/12       Ended         Ended         Ended         Ended      Ended
                                                        (Unaudited)   12/31/11      12/31/10      12/31/09      12/31/08   12/31/07
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00   $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
   Net investment income                                $  0.000(a)   $  0.000(a)   $  0.000(a)   $  0.002      $  0.024   $  0.046
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                $ (0.000)(a)  $ (0.000)(a)  $ (0.000)(a)  $ (0.002)     $ (0.024)  $ (0.046)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   1.00      $   1.00      $   1.00      $   1.00      $   1.00   $   1.00
====================================================================================================================================
Total return*                                               0.00%         0.01%         0.02%         0.16%         2.46%      4.72%
Ratio of net expenses to average net assets+                0.12%**       0.11%         0.23%         0.60%         0.73%      0.71%
Ratio of net investment income to average net assets+       0.02%**       0.01%         0.04%         0.15%         2.46%      4.61%
Net assets, end of period (in thousands)                $289,954      $296,783      $454,784      $533,382      $667,293   $739,517
Ratios with no waiver of fees and assumption of
   expenses by the Adviser and no reduction for fees
   paid indirectly:
   Net expenses                                             0.96%**       0.85%         0.85%         0.79%         0.73%      0.71%
   Net investment income (loss)                            (0.82)%**     (0.73)%       (0.58)%       (0.04)%        2.46%      4.61%
Ratios with waiver of fees and assumption of expenses
   by the Adviser and reduction for fees paid
   indirectly:
   Net expenses                                             0.12%**       0.11%         0.23%         0.60%         0.73%      0.70%
   Net investment income                                    0.02%**       0.01%         0.04%         0.15%         2.46%      4.61%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratio with no reduction for fees paid indirectly.

(a) Amount rounds to less than $0.001 or $(0.001) per share.

The accompanying notes are an integral part of these financial statements.

20 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year         Year         Year         Year      Year
                                                              6/30/12      Ended        Ended        Ended        Ended     Ended
                                                              (Unaudited)  12/31/11     12/31/10     12/31/09     12/31/08  12/31/07
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                          $  1.00      $  1.00      $  1.00      $  1.00      $  1.00   $  1.00
------------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
   Net investment income                                      $ 0.000(a)   $  0.000(a)  $ 0.000(a)   $ 0.000(a)   $ 0.015   $ 0.035
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $(0.000)(a)  $(0.000)(a)  $(0.000)(a)  $(0.000)(a)  $(0.015)  $(0.035)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  1.00      $  1.00      $  1.00      $  1.00      $  1.00   $  1.00
====================================================================================================================================
Total return*                                                    0.00%        0.01%        0.02%        0.02%        1.54%     3.55%
Ratio of net expenses to average net assets+                     0.10%**      0.11%        0.23%        0.80%        1.74%     1.84%
Ratio of net investment income (loss) to average net assets+     0.04%**      0.01%        0.04%       (0.01)%       1.37%     3.48%
Net assets, end of period (in thousands)                      $14,007      $16,395      $21,190      $37,518      $59,390   $41,539
Ratios with no waiver of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                  2.01%**      1.91%        1.92%        1.88%        1.74%     1.84%
   Net investment income (loss)                                 (1.87)%**    (1.79)%      (1.65)%      (1.09)%       1.37%     3.48%
Ratios with waiver of fees and assumption of expenses by
   the Adviser and reduction for fees paid indirectly:
   Net expenses                                                  0.10%**      0.11%        0.23%        0.80%        1.74%     1.82%
   Net investment income (loss)                                  0.04%**      0.01%        0.04%       (0.01)%       1.37%     3.50%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratio with no reduction for fees paid indirectly.

(a) Amount rounds to less than $0.001 or $(0.001) per share.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 21

Financial Highlights (continued) Six Months

------------------------------------------------------------------------------------------------------------------------------------
                                                              Ended        Year         Year         Year         Year      Year
                                                              6/30/12      Ended        Ended        Ended        Ended     Ended
                                                              (Unaudited)  12/31/11     12/31/10     12/31/09     12/31/08  12/31/07
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                          $  1.00      $  1.00      $  1.00      $  1.00      $  1.00   $  1.00
------------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
   Net investment income                                      $ 0.000(a)   $  0.000(a)  $ 0.001      $ 0.000(a)   $ 0.016   $ 0.036
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $(0.000)(a)  $(0.000)(a)  $(0.000)(a)  $(0.000)(a)  $(0.016)  $(0.036)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  1.00      $  1.00      $  1.00      $  1.00      $  1.00   $  1.00
====================================================================================================================================
Total return*                                                    0.00%        0.01%        0.02%        0.02%        1.57%     3.69%
Ratio of net expenses to average net assets+                     0.10%**      0.10%        0.23%        0.80%        1.63%     1.68%
Ratio of net investment income (loss) to average net assets+     0.04%**      0.01%        0.04%       (0.02)%       1.55%     3.64%
Net assets, end of period (in thousands)                      $63,941      $41,414      $39,198      $49,391      $62,303   $68,250
Ratios with no waiver of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                  1.71%**      1.68%        1.68%        1.77%        1.63%     1.68%
   Net investment income (loss)                                 (1.57)%**    (1.57)%      (1.41)%      (0.99)%       1.55%     3.64%
Ratios with waiver of fees and assumption of expenses by
   the Adviser and reduction for fees paid indirectly:
   Net expenses                                                  0.10%**      0.10%        0.23%        0.80%        1.63%     1.67%
   Net investment income (loss)                                  0.04%**      0.01%        0.04%       (0.02)%       1.55%     3.65%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratio with no reduction for fees paid indirectly.

(a) Amount rounds to less than $0.001 or $(0.001) per share.

The accompanying notes are an integral part of these financial statements.

22 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year        Year         Year        Year       Year
                                                              6/30/12      Ended       Ended        Ended       Ended      Ended
                                                              (Unaudited)  12/31/11    12/31/10     12/31/09    12/31/08   12/31/07
------------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                          $  1.00      $  1.00     $  1.00      $   1.00    $   1.00   $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
   Net investment income                                      $ 0.000(a)   $ 0.000(a)  $ 0.001      $ 0.000(a)  $  0.020   $  0.039
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $(0.000)(a)  $(0.000)(a) $(0.000)(a)  $(0.000)(a) $ (0.020)  $ (0.039)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  1.00      $  1.00     $  1.00      $   1.00    $   1.00   $   1.00
====================================================================================================================================
Total return*                                                    0.00%        0.01%       0.02%         0.04%       2.04%      3.94%
Ratio of net expenses to average net assets+                     0.12%**      0.10%       0.24%         0.70%       1.15%      1.42%
Ratio of net investment income (loss) to average net assets+     0.02%**      0.01%       0.04%        (0.06)%      1.97%      3.90%
Net assets, end of period (in thousands)                      $11,688      $10,791     $ 6,268      $  3,097    $  1,843   $  1,582
Ratios with no waiver of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                  1.25%**      1.30%       1.37%         1.43%       1.15%      1.42%
   Net investment income (loss)                                 (1.11)%**    (1.19)%     (1.09)%       (0.79)%      1.97%      3.90%
Ratios with waiver of fees and assumption of expenses by
   the Adviser and reduction for fees paid indirectly:
   Net expenses                                                  0.12%**      0.10%       0.24%         0.70%       1.15%      1.41%
   Net investment income (loss)                                  0.02%**      0.01%       0.04%        (0.06)%      1.97%      3.90%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

**  Annualized.

+   Ratio with no reduction for fees paid indirectly.

(a) Amount rounds to less than $0.001 or $(0.001) per share.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 23


------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year         Year         Year       Year       Year
                                                              6/30/12      Ended        Ended        Ended      Ended      Ended
                                                              (Unaudited)  12/31/11     12/31/10     12/31/09   12/31/08   12/31/07
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                          $  1.00      $   1.00     $  1.00      $   1.00   $   1.00   $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
   Net investment income                                      $ 0.000(a)   $  0.000(a)  $(0.000)(a)  $  0.003   $  0.027   $  0.048
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $(0.000)(a)  $ (0.000)(a) $(0.000)(a)  $ (0.003)  $ (0.027)  $ (0.048)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  1.00      $   1.00     $  1.00      $   1.00   $   1.00   $   1.00
====================================================================================================================================
Total return*                                                    0.00%         0.01%       0.02%         0.30%      2.70%      4.96%
Ratio of net expenses to average net assets+                     0.12%**       0.10%       0.22%         0.44%      0.52%      0.47%
Ratio of net investment income to average net assets+            0.02%**       0.01%       0.02%         0.29%      2.63%      4.85%
Net assets, end of period (in thousands)                      $59,268      $106,331     $59,570      $244,435   $175,151   $ 83,209
Ratios with no waiver of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                  0.58%**       0.53%       0.51%         0.53%      0.52%      0.47%
   Net investment income (loss)                                 (0.44)%**     (0.42)%     (0.27)%        0.20%      2.63%      4.85%
Ratios with waiver of fees and assumption of expenses by
   the Adviser and reduction for fees paid indirectly:
   Net expenses                                                  0.12%**       0.10%       0.22%         0.44%      0.52%      0.46%
   Net investment income                                         0.02%**       0.01%       0.02%         0.29%      2.63%      4.86%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

**  Annualized.

+   Ratio with no reduction for fees paid indirectly.

(a) Amount rounds to less than $0.001 or $(0.001) per share.

   The accompanying notes are an integral part of these financial statements. 24

Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

Notes to Financial Statements | 6/30/12 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Cash Reserves Fund (the Fund) is a series of Pioneer Money Market Trust, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital, and liquidity through investments in high-quality short-term securities.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Class Y shares were first publicly offered on September 23, 2005. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 25

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Money market mutual funds are valued at net asset value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the three prior fiscal years remain subject to examination by federal and state tax authorities.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions payable will be determined at the end of the Fund's taxable year. The tax character of distributions paid during the year ended December 31, 2011 was as follows:

--------------------------------------------------------------------------------
                                                                            2011
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                          $58,323
--------------------------------------------------------------------------------
Total                                                                    $58,323
================================================================================

26 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

The following shows the components of distributable earnings on a federal income tax basis at December 31, 2011:

--------------------------------------------------------------------------------
                                                                            2011
--------------------------------------------------------------------------------
Distributable earnings:
Capital loss carryforward                                            $ (186,951)
Dividends payable                                                        (5,915)
--------------------------------------------------------------------------------
   Total                                                             $ (192,866)
================================================================================

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

E.  Risks

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and industry sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 27

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average net daily net assets up to $1 billion and 0.35% on assets over $1 billion. For the six months ended June 30, 2012, the net management fee (excluding waivers and/or reimbursement of expenses) was equivalent to 0.40%.

PIM has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice. Fees waived and expenses reimbursed during the six months ended June 30, 2012 are reflected on the Statement of Operations.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $143,116 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2012.

Effective March 5, 2012 PIM has retained Brown Brothers Harriman & Co. to provide certain sub-administration and accounting services to the Fund.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

28 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2012, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                 $ 97,003
Class B                                                                    6,456
Class C                                                                   12,826
Class R                                                                    8,626
Class Y                                                                   27,285
--------------------------------------------------------------------------------
Total                                                                   $152,196
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $97,941 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2012.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $10,451 in distribution fees payable to PFD at June 30, 2012.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 29

In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class A, Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2012, CDSCs in the amount of $14,259 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2012, the Fund's expenses were not reduced under such arrangements.

30 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

Trustees, Officers and Service Providers

Trustees                                Officers
Thomas J. Perna, Chairman               John F. Cogan, Jr., President*
David R. Bock                           Daniel K. Kingsbury, Executive
Mary K. Bush                               Vice President
John F. Cogan, Jr.                      Mark E. Bradley, Treasurer**
Benjamin M. Friedman                    Christopher J. Kelley, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

*   Chief Executive Officer of the Funds
**  Chief Financial and Accounting Officer of the Funds

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 31

                           This page for your notes.

32 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

                           This page for your notes.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 33

                           This page for your notes.

34 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

                           This page for your notes.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12 35

                           This page for your notes.

36 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/12

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com


This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                           [LOGO] PIONEER
                                  Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(c) 2012 Pioneer Investments  19399-06-0812

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2012


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date August 29, 2012

* Print the name and title of each signing officer under his or her signature.